Regulation - Central Hudson (Details) - Central Hudson			12 Months Ended
	Jul. 01, 2018	Jul. 01, 2015	Dec. 31, 2019	Dec. 31, 2017
Public Utilities, General Disclosures [Line Items]
Approved return on equity and capital structure, term				3 years
ROE (percent)	8.80%	9.00%
Capital structure of common equity (percent)		48.00%
Minimum
Public Utilities, General Disclosures [Line Items]
Earnings in excess of (basis points)			50.00%
Maximum
Public Utilities, General Disclosures [Line Items]
Earnings in excess of (basis points)			100.00%
Year one
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)	48.00%
Year two
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)	49.00%
Year three
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)	50.00%